Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Millions, R in Billions			6 Months Ended			12 Months Ended
	May 24, 2021 € / shares shares	Jun. 01, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 ZAR (R) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2021 ZAR (R) shares	Apr. 28, 2021 EUR (€) € / shares	Jun. 03, 2020 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital | $			$ 1,736,000			$ 1,736,000
Number of shares issued | shares			1,972,000,000		1,959,000,000		1,972,000,000	1,972,000,000
Dividend paid date			May 06, 2021	May 06, 2021		Jun. 11, 2020
Profit attributable to equity holders | $			$ 2,458,000		$ (1,900,000)
Diluted earnings per share based on the profit | $			$ 2,458,000		$ (1,900,000)
Number of antidilutive share options outstanding			72,000,000		72,000,000		72,000,000	72,000,000
Recycled of cash flow hedge | $			$ 463,000		$ 508,000
Exchange differences on translation of foreign operations (gains/(losses)) | $			$ 1,255,000		14,315,000
Dividend Declared | €									€ 1,003	€ 1,002
Dividend payout date			Apr. 28, 2021	Apr. 28, 2021		Jun. 03, 2020
Euro [member]
Disclosure of classes of share capital [line items]
Closing Share Price | € / shares	€ 62.26
Share price | € / shares	€ 17.0064
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares									€ 0.50	€ 0.50
Australia Divestiture [Member]
Disclosure of classes of share capital [line items]
Recycled of cash flow hedge | $		$ 370,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares			325,999,817	325,999,817
Treasury shares [member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Settlement | shares	5,100,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares			326,000,000	326,000,000
SABMiller [Member]
Disclosure of classes of share capital [line items]
Sale or issue of treasury shares			$ 491,000	R 8.6
SABMiller [Member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Payout Settlemnt to SAB retailers			$ 100,000	1.1
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme			77.40%				77.40%	77.40%
SABMiller [Member] | Sab Zenzele Holdings [Member] | Settlement To Be Made To The Beneficiaries Of The Share Scheme Due To Outbreak Of Pandemic [Member]
Disclosure of classes of share capital [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme			22.60%				22.60%	22.60%
SABMiller [Member] | SAB Zenzele Kabili Holdings Limited [Member]
Disclosure of classes of share capital [line items]
Settlment amount reinvested			$ 100,000	R 0.7
New scheme capital			$ 300,000					R 4.7
SABMiller [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number Of Shares Settlement | shares			10,800,000	10,800,000
SAB Foundation [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Payment to acquire shares | R				R 4.4
SAB Foundation [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Payment to acquire shares | R				R 0.3
OCI reserves [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $			$ 1,347,000		$ 13,583,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage			15.00%	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital | $			$ 1,736
Equity shares | shares			39,513,430				39,513,430	39,513,430
Number of shares authorized | shares			2,019,241,973				2,019,241,973	2,019,241,973
Number of shares outstanding | €							€ 37
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			30,000,000				30,000,000	30,000,000